Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 12, 2016	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Temporary Equity [Line Items]
Warrants to purchase stock					4,929
Convertible Preferred Stock Conversion Feature | Minimum [Member]
Temporary Equity [Line Items]
Proceeds from issuance of convertible preferred stock			$ 20,000
Sale of stock price per share			$ 4.50
Indemnification liability [Member]
Temporary Equity [Line Items]
One-time cash payment	$ 300
Indemnification liability [Member] | After May 1, 2015 [Member]
Temporary Equity [Line Items]
Additional accumulated capital investment	$ 10,000
Convertible Preferred Stock Series B [Member]
Temporary Equity [Line Items]
Convertible preferred stock issued		16,413	2,592,000	114,445
Stock issued price per share			$ 1.00	$ 1.00
Temporary equity liquidation preference per share		$ 6.97
Convertible Preferred Stock Series B [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Convertible preferred stock issued			114,445	2,592,000
Convertible Preferred Stock Series B [Member] | Indemnification liability [Member]
Temporary Equity [Line Items]
Warrants to purchase stock	450,000
Convertible Preferred Stock Series D [Member]
Temporary Equity [Line Items]
Convertible preferred stock issued		49,144	1,509,335	1,742,167
Stock issued price per share			$ 1.50	$ 1.50
Temporary equity liquidation preference per share		$ 10.46	$ 1.50		$ 10.46
Convertible Preferred Stock Series D [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Convertible preferred stock issued			342,668	1,400,500
Convertible Preferred Stock Series D [Member] | PUR Biologics, LLC [Member] | Development Assets | Previously Reported [Member]
Temporary Equity [Line Items]
Convertible preferred stock issued			1,166,667
Noncumulative Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock dividend rate percentage			6.00%
Convertible Preferred Stock Series A, B and C [Member]
Temporary Equity [Line Items]
Temporary equity liquidation preference per share			$ 1.00		$ 6.97